COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Total rental expense under all operating leases	$ 2,472,000	¥ 16,997,000	¥ 23,401,000	¥ 22,846,000
Future minimum lease payments under non-cancelable operating leases in relation to office premises
2019	1,905,000				¥ 13,099,000
2020	870,000				5,982,000
2021	157,000				1,082,000
2022	162,000				1,114,000
2023	167,000				1,147,000
2024	274,000				1,886,000
Total	3,535,000				24,310,000
Purchase Commitments
Outstanding purchase commitments in relation to bandwidth and cloud infrastructure	$ 48,983,000				¥ 336,783,000